GENERAL (Details)	Dec. 31, 2021 carrier	Dec. 31, 2021 vessel	Dec. 31, 2021 drillingRig	Dec. 31, 2021 tanker	Dec. 31, 2020 vessel	Dec. 31, 2019 tanker
Off Shore Assets And Charters [Line Items]
Number of very large crude oil carriers owned	2					3
Number of Suezmax crude oil carriers owned | carrier	3
Number of Supramax drybulk carriers owned | carrier	5
Number of Kamsarmax drybulk carriers owned | carrier	2
Number of capesize drybulk carriers owned | carrier	8
Number of container vessels owned | vessel		35
Number of container vessels contracted to be chartered in | vessel		4			4
Vessels with finance lease liabilities with a net book value | vessel		7
Number of car carriers | carrier	2
Number of jack-up drilling rigs owned | drillingRig			1
Number of ultra deepwater drilling units owned | drillingRig			1
Number of chemical tankers owned | tanker				2
Number of oil product tankers contracted to be acquired | tanker				4
Number of VLCCs accounted for as leaseback assets | vessel		1
Equity method investment, number of chartered-in vessels | vessel		4			4
Newbuilding dual-fuel car carriers using liquefied natural gas
Off Shore Assets And Charters [Line Items]
Number of dual-fuel car carriers	4	4
River Box | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Off Shore Assets And Charters [Line Items]
Ownership percentage of disposed assets					50.10%